HOLDING COMPANY AND RELATED COMPANY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Holding Company And Related Company Transactions
HOLDING COMPANY AND RELATED COMPANY TRANSACTIONS

28 HOLDING COMPANY AND RELATED COMPANY TRANSACTIONS

The Company is a subsidiary of Glorious Finance Limited, incorporated in the British Virgin Islands, which is also the Company’s ultimate holding company. Related companies in these financial statements refer to members of the ultimate holding company’s group of companies.

Some of the Company’s transactions and arrangements are between members of the group and the effect of these on the basis determined between the parties is reflected in these financial statements. The intercompany balances are unsecured, interest-free and repayable on demand, unless otherwise stated.